Average Annual Total Returns - Opportunistic Municipal Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund	Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Bloomberg Municipal Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Municipal Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Municipal Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	0.43%	4.33%	4.88%	Jun. 14, 2012	0.43%	4.33%	4.87%	1.57%	4.15%	4.64%	4.58%	5.43%	5.52%	5.20%	3.91%	3.77%